FMR LLC
245 Summer Street
Boston, MA 02210
617-563-7000

May 1, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Empire Fidelity Investments Life Insurance Company

Empire Fidelity Investments Variable Life Account A

File No. 333-117572

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced registration statement do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Lance A. Warrick
Lance A. Warrick
General Counsel